Consolidated Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Revenue	$ 50,107	$ 37,031	$ 88,635	$ 66,466
Royalty	(2,475)	(1,963)	(4,409)	(3,443)
Production costs	(20,460)	(20,726)	(39,420)	(40,576)
Depreciation	(4,239)	(3,409)	(8,058)	(5,664)
Gross profit	22,933	10,933	36,748	16,783
Net foreign exchange loss	(2,014)	(3,610)	(6,153)	(2,077)
Administrative expenses	(3,664)	(3,183)	(6,275)	(9,122)
Net derivative financial instrument expense	(174)	(54)	(476)	(488)
Equity-settled share-based expense	(305)	(221)	(506)	(331)
Cash-settled share-based expense	(4)	9	(57)	(271)
Other expenses	(664)	(1,461)	(1,264)	(2,099)
Other income	185	168	349	186
Operating profit	16,293	2,581	22,366	2,581
Finance income	3	4	9	9
Finance cost	(797)	(1,061)	(1,529)	(1,833)
Profit before tax	15,499	1,524	20,846	757
Tax expense	(5,151)	(1,273)	(7,681)	(4,775)
Profit (loss) for the period	10,348	251	13,165	(4,018)
Other comprehensive income
Exchange differences on translation of foreign operations	178	(330)	34	(699)
Total comprehensive income for the period	10,526	(79)	13,199	(4,717)
Profit (loss) attributable to:
Owners of the Company	8,429	(513)	10,560	(5,542)
Non-controlling interests	1,919	764	2,605	1,524
Profit (loss) for the period	10,348	251	13,165	(4,018)
Total comprehensive income attributable to:
Owners of the Company	8,607	(843)	10,594	(6,241)
Non-controlling interests	1,919	764	2,605	1,524
Total comprehensive income for the period	$ 10,526	$ (79)	$ 13,199	$ (4,717)
Earnings (loss) per share
Basic earnings (loss) per share ($) (in dollars per share)	$ 0.43	$ (0.01)	$ 0.53	$ (0.31)
Diluted earnings (loss) per share ($) (in dollars per share)	$ 0.43	$ (0.01)	$ 0.53	$ (0.31)